Leases - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Lease Expense [Abstract]
The components of lease expense were as follows: Operating leases expenses	$ 316	$ 324	$ 863
Cash flow information related to operating leases: Cash used in operating activities	348	312	766
Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	331	25	$ 689
Other assets - ROU assets	1,108	1,176
Accumulated amortization	531	648
Operating lease ROU assets, net	577	528
Lease liabilities – current - Accounts payable and accrued liabilities	258	235
Lease liabilities – noncurrent	383	299
Total operating lease liabilities	$ 641	$ 534
Weighted average remaining lease term in years	1 year 6 months 14 days	2 years 10 months 6 days
Weighted average annual discount rate	4.90%	8.50%